Related Party Transactions - Significant related party transactions (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Tencent Group
Related Party Transactions
Services received from related party	¥ 7,032,370	$ 1,035,756	¥ 1,977,867